Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note Fifteen
Employee Benefit Plans

During 2003, shareholders approved the City Holding Company 2003 Incentive Plan ("the Plan"), replacing the Company's 1993 Stock Incentive Plan that expired on March 8, 2003. Employees, directors, and individuals who provide service to the Company (collectively "Plan Participants") are eligible to participate in the Plan. Pursuant to the terms of the Plan, the Compensation Committee of the Board of Directors, or its delegate, may, from time-to-time, grant stock options, stock appreciation rights ("SARs"), or stock awards to Plan Participants. A maximum of 1,000,000 shares of the Company's common stock may be issued upon the exercise of stock options and SARs and stock awards, but no more than 350,000 shares of common stock may be issued as stock awards. These limitations may be adjusted in the event of a change in the number of outstanding shares of common stock by reason of a stock dividend, stock split, or other similar event. Specific terms of options and SARs awarded, including vesting periods, exercise prices (stock price at date of grant), and expiration dates are determined at the date of grant and are evidenced by agreements between the Company and the awardee. The exercise price of the option grants equals the market price of the Company's stock on the date of grant. All incentive stock options and SARs will be exercisable up to ten years from the date granted and all options and SARs are exercisable for the period specified in the individual agreement. As of December 31, 2011, 379,250 stock options had been awarded pursuant to the terms of the Plan and 129,575 stock awards had been granted.

Each award from the Plan is evidenced by an award agreement that specifies the option price, the duration of the option, the number of shares to which the option pertains, and such other provisions as the Compensation Committee, or its delegate, determines. The option price for each grant is equal to the fair market value of a share of the Company's common stock on the date of grant. Options granted expire at such time as the Compensation Committee determines at the date of grant and in no event does the exercise period exceed a maximum of ten years. Upon a change-in-control of the Company, as defined in the plans, all outstanding options immediately vest.

A summary of the Company's stock option activity and related information is presented in the following table for the years ended December 31:

	2011		2010		2009
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
Outstanding at January 1	287,393	$33.64	280,605	$33.56	270,455	$33.96
Granted	16,000	35.09	15,500	32.09	17,500	27.98
Exercised	(9,576)	26.63	(7,962)	27.81	(1,350)	21.99
Forfeited	0	0	(750)	33.54	(6,000)	37.90
Outstanding at December 31	293,817	$33.95	287,393	$33.64	280,605	$33.56
Exercisable at end of year	185,317	33.70	178,393	32.75	169,230	32.61
Nonvested at beginning of year	109,000	$35.10	111,375	$35.01	113,250	$35.68
Granted during year	16,000	35.09	15,500	32.09	17,500	27.98
Vested during year	(16,500)	39.34	(17,625)	31.88	(17,875)	31.91
Forfeited during year	0	0	(250)	33.54	(1,500)	40.88
Nonvested at end of year	108,500	$34.38	109,000	$35.10	111,375	$35.01

Additional information regarding stock options outstanding and exercisable at December 31, 2011, is provided in the following table:

			Weighted-			Weighted-	Weighted-
			Average			Average	Average
		Weighted-	Remaining		No. of	Exercise Price	Remaining
Ranges of	No. of	Average	Contractual		Options	of Options	Contractual
Exercise	Options	Exercise	Life	Intrinsic	Currently	Currently	Life	Intrinsic
Prices	Outstanding	Price	(Months)	Value	Exercisable	Exercisable	(Months)	Value

$26.62 - $33.90	185,317	$31.55	48	$434,093	132,817	$32.13	32	$234,238
$35.09 - $40.88	108,500	38.05	66	0	52,500	37.68	53	0
	293,817	33.95	55	$434,093	185,317	33.70	38	$234,238

Proceeds from stock option exercises were $0.3 million in 2011, $0.2 million in 2010, and less than $0.1 million in 2009. Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares.  During 2011, 2010, and 2009, all shares issued in connection with stock option exercises and restricted stock awards were issued from available treasury stock.

The total intrinsic value of stock options exercised was less than $0.1 million in each of 2011, 2010 and 2009

     Stock-based compensation expense totaled $0.2 million in 2011 and $0.3 million in both 2010 and 2009. The total income tax benefit recognized in the accompanying consolidated statements of income related to stock-based compensation was less than $0.1 million in 2011. Unrecognized stock-based compensation expense related to stock options totaled $0.5 million at December 31, 2011. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 1.5 years.

The fair value for the options was estimated at the grant date using a Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009

Risk-free interest rate	3.07%	3.24%	2.52%
Expected dividend yield	3.88%	4.24%	4.86%
Volatility factor	0.411	0.427	0.463
Expected life of option	8 years	8 years	8 years

The Company records compensation expense with respect to restricted shares in an amount equal to the fair value of the common stock covered by each award on the date of grant. The restricted shares awarded become fully vested after various periods of continued employment from the respective dates of grant. The Company is entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the restricted shares when the restrictions are released and the shares are issued. Compensation is being charged to expense during the respective vesting periods.

Restricted shares are forfeited if officers and employees terminate employment prior to the lapsing of restrictions. The Company records forfeitures of restricted stock as treasury share repurchases and any compensation cost previously recognized is reversed in the period of forfeiture.  Recipients of restricted shares do not pay any cash consideration to the Company for the shares, have the right to vote all shares subject to such grant and receive all dividends with respect to such shares, whether or not the shares have vested.  The Company recognized $0.6 million, $0.5 million and $0.4 million of compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively, within salaries and employee benefits in the Company's Consolidated Statements of Income associated with issued restricted stock awards.  Unrecognized stock-based compensation expense related to non-vested restricted shares was $2.0 million at December 31, 2011. At December 31, 2011, this unrecognized expense is expected to be recognized over 5.1 years based on the weighted average-life of the restricted shares.

A summary of the Company's restricted shares activity and related information is presented below for the years ended December 31:

	2011		2010
	Restricted	Average Market Price	Restricted	Average Market Price
	Awards	At Grant	Awards	At Grant

Outstanding at January 1	96,060		88,109
Granted	14,050	$35.08	13,750	$31.47
Vested	(1,901)		(5,799)
Outstanding at December 31	108,209		96,060

Because the Company's employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options at the time of grant.

The Company provides retirement benefits to its employees through the City Holding Company 401(k) Plan and Trust ("the 401(k) Plan"), which is intended to be compliant with Employee Retirement Income Security Act (ERISA) section 404(c). Any employee who has attained age 21 is eligible to participate beginning the first day of the month following employment. Unless specifically chosen otherwise, every employee is automatically enrolled in the 401(k) Plan and may make before-tax contributions of between 1% and 15% of eligible pay up to the dollar limit imposed by Internal Revenue Service regulations. The first 6% of an employee's contribution is matched 50% by the Company. The employer matching contribution is invested according to the investment elections chosen by the employee. Employees are 100% vested in both employee and employer contributions and the earnings generated by such contributions. As of December 31, 2011, there were 17 investment options, including City Holding Company common stock, available under the 401(k) Plan.

The Company's total expense associated with the 401(k) Plan approximated $0.6 million in 2011, 2010, and 2009, respectively. The total number of shares of the Company's common stock held by the 401(k) Plan as of December 31, 2011 and 2010 is 294,022 and 309,259, respectively. Other than the 401(k) Plan, the Company offers no postretirement benefits.

The Company also maintains a defined benefit pension plan ("the Defined Benefit Plan") that covers approximately 300 current and former employees. The Defined Benefit Plan was frozen in 1999 subsequent to the Company's acquisition of the plan sponsor. The Defined Benefit Plan maintains a December 31 year-end for purposes of computing its benefit obligations.

Primarily as a result of the interest rate environment over the past two years, the benefit obligation exceeded the estimated fair value of plan assets as of December 31, 2011 and December 31, 2010. The Company has recorded a pension liability of $4.0 million and $2.5 million as of December 31, 2011 and 2010, included within Other Liabilities within the Consolidated Balance Sheets, and a $4.7 million and $3.8 million, net of tax, underfunded pension liability in Accumulated Other Comprehensive Income within Shareholders' Equity at December 31, 2011 and 2010, respectively. The following table summarizes activity within the Defined Benefit Plan in 2011 and 2010:

	Pension Benefits
(in thousands)	2011	2010

Change in fair value of plan assets:
Fair value at beginning of measurement period	$9,668	$9,154
Actual gain (loss) on plan assets	(379)	1,076
Contributions	400	163
Benefits paid	(737)	(725)
Fair value at end of measurement period	8,952	9,668

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(12,202)	(11,604)
Interest cost	(650)	(674)
Actuarial loss	(828)	(649)
Benefits paid	737	725
Benefit obligation at end of measurement period	(12,943)	(12,202)
Funded status	(3,991)	(2,534)

Unrecognized net actuarial gain	7,637	6,164
Other comprehensive loss	(7,637)	(6,164)
Accrued Benefit Cost	$(3,991)	$(2,534)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	5.06%	5.50%
Expected long-term rate of return	8.00%	8.00%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	5.50%	6.00%
Expected long-term rate of return	8.00%	8.00%

The following table presents the components of the net defined benefit pension benefit:

	Pension Benefits
(in thousands)	2011	2010	2009

Components of net periodic benefit:
Interest cost	$650	$674	$678
Expected return on plan assets	(811)	(812)	(797)
Net amortization and deferral	547	370	319
Net Periodic Pension Cost	$386	$232	$200

The Defined Benefit Plan is administered by the West Virginia Bankers Association ("WVBA") and all investment policies and strategies are established by the WVBA Pension Committee. The policy established by the Pension Committee is to invest assets per target allocations, as detailed in the table below. The assets are reallocated periodically to meet these target allocations. The investment policy is reviewed periodically, under the advisement of a certified investment advisor, to determine if the policy should be revised.

The overall investment return goal is to achieve a return greater than a blended mix of stated indices tailored to the same asset mix of the plan assets by 0.5%, after fees, over a rolling five-year moving average basis. Allowable assets include cash equivalents, fixed income securities, equity securities, exchange-traded index funds and guaranteed investment contracts. Prohibited investments include, but are not limited to, commodities and futures contracts, private placements, options, limited partnerships, venture capital investments, real estate and interest-only, principal-only, and residual tranche collateralized mortgage obligations. Unless a specific derivative security is allowed per the plan document, permission must be sought from the WVBA Pension Committee to include such investments.

In order to achieve a prudent level of portfolio diversification, the securities of any one company are not to exceed more than 10% of the total plan assets, and no more than 25% of total plan assets are to be invested in any one industry (other than securities of the U.S. government or U.S. government agencies). Additionally, no more than 20% of plan assets shall be invested in foreign securities (both equity and fixed).

The expected long-term rate of return for the plan's assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation	Allowable- Allocation	Percentage of Plan Assets At December 31
	2011	Range	2011	2010

Equity securities	60%	40-80%	54%	59%
Debt securities	30%	20-40%	35%	31%
Other	10%	3-10%	11%	10%
Total			100%	100%

The major categories of assets in the Company's Defined Benefit Plan as of year-end are presented in the following table.  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Twenty).

(in thousands)	Total	Level 1	Level 2	Level 3
2011
Cash and cash equivalents	$430	$430	$0	$0
Mutual funds	2,075	1,062	1,013	0
Common stocks	4,320	3,879	441	0
Mortgage-backed securities	445	0	445	0
Government and GSE bonds	1,242	0	1,242	0
Corporate Bonds	440	0	440	0
Total	$8,952	$5,371	$3,581	$0

2010
Cash and cash equivalents	$457	$457	$0	$0
Mutual funds	1,965	1,112	853	0
Common stocks	5,198	4,834	364	0
Mortgage-backed securities	348	0	348	0
Government and GSE bonds	1,407	0	1,407	0
Corporate Bonds	293	0	293	0
Total	$9,668	$6,403	$3,265	$0

Mutual funds include large value and fixed income funds.  Common stocks include investments in small to mid cap funds and large cap funds primarily located inside of the United States.  Common stocks also include funds invested in commercial real estate as well as international value funds.  Government and GSE bonds include U.S. Treasury notes with varying maturity dates.  Corporate bonds include taxable bonds issued by U.S. corporations.

The Company anticipates making a contribution to the plan of $0.8 million for the year ending December 31, 2012.  The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter:

Plan Year Ending December 31	Expected Benefits to be Paid
(in thousands)

2012	$794
2013	809
2014	817
2015	824
2016	838
2017 through 2021	4,416

In addition, the Company and its subsidiary participate in the Pentegra multi-employer pension plan (the "multi-employer plan").  This non-contributory defined benefit plan covers current and former employees of Classic Bancshares (acquired by the Company during 2005). It is the policy of the Company to fund the normal cost of the multiemployer plan on an annual basis.  No contributions were required for the years ended December 31, 2011 and 2010.  The benefits of the multi-employer plan were frozen prior to the acquisition of Classic Bancshares in 2005, and it is the intention of the Company to fund benefit amounts when assets of the plan are sufficient.

The Company has entered into employment contracts with certain of its current and former executive officers. The employment contracts provide for, among other things, the payment of termination compensation in the event an executive officer either voluntarily or involuntarily terminates his employment with the Company for other than "Just Cause." The cost of these benefits was accrued over the four-year service period for each executive and is included in Other Liabilities within the Consolidated Balance Sheets. The liability was $2.0 million at both December 31, 2011 and 2010. No charge to operations was incurred for the years ended December 31, 2011 and December 31, 2010.

Certain entities previously acquired by the Company had entered into individual deferred compensation and supplemental retirement agreements with certain current and former directors and officers. The Company has assumed the liabilities associated with these agreements, the cost of which is being accrued over the period of active service from the date of the respective agreement. The cost of such agreements approximated $0.2 million during 2011, 2010, and 2009, respectively. The liability for such agreements approximated $4.2 million and $4.3 million at December 31, 2011 and December 31, 2010, respectively and is included within Other Liabilities in the accompanying Consolidated Balance Sheets.

To assist in funding the above liabilities, the acquired entities had insured the lives of certain current and former directors and officers. The Company is the current owner and beneficiary of insurance policies with a cash surrender value approximating $7.3 million and $7.1 million at December 31, 2011 and 2010, respectively, which is included in Other Assets in the accompanying Consolidated Balance Sheets.